DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current [Abstract]
Other financial assets at fair value through profit or loss	$ 648,152,264	$ 611,643,130
Other Financial Assets at Fair Value [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	648,152,264	611,643,130
Corporate Bonds with Related Parties [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	0	26,930,001
Corporate Bonds [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	289,828,824	259,403,004
Public Debt Bonds [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	314,582,338	265,544,763
Equity Instruments [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	$ 43,741,102	$ 59,765,362